Prepayments and Other Receivables (Tables)	12 Months Ended
Mar. 31, 2025
Prepayments and Other Receivables [Abstract]
Schedule of Prepayments and Other Receivables

Prepayments and other receivables consist of the following:

	2025	2024
	US$	US$
Prepaid insurance	27,438	34,790
Prepaid Nasdaq fee	630,000	—
Performance fee receivables	3,936,122	—
Receivable from Bsset Technology Limited (note a)	—	20,000
Others	21,166	32,659
Total	4,613,955	87,449
Allowance for expected credit loss	—	(2,076)
Prepayments and other receivables after allowance for expected credit loss	4,613,955	85,373
(a)	On March 28, 2023, the Company’s subsidiary, Metalpha, entered an investment agreement with Bsset Technology Limited (“Bsset”). According to the investment agreement, Metalpha transferred approximately US$100,013 to Bsset to invest in a crypto asset portfolio managed by Bsset. As of May 17, 2023, approximately US$80,010 have been received, while remaining still outstanding. Allowance for expected credit loss of US$2,076 was recorded in the consolidated statements of profit or loss and comprehensive loss for the year ended March 31, 2024.

Schedule of Movements of Allowance for Expected Credit Losses	Movements of allowance for expected credit loss as followings:
	2025	2024
	US$	US$
As of April 1	2,076	2,076
Written-off	(2,076)	—
As of March 31	—	2,076